Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Compass Digital Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,948,789)	$ (4,205,940)	$ (3,545,486)	$ 4,386,322
Adjustments to reconcile net loss to net cash used by operating activities:
Interest earned on cash (investments) held in Trust Account	(334,873)	(1,660,199)	(1,928,109)	(8,914,159)
Gain on settlement of professional legal fees				(351,409)
Gain on settlement of deferred underwriting fees attributable to Public Warrants				(246,814)
Change in fair value of derivative Warrant liabilities	476,488	138,182	(469,341)	(364,515)
Non-redemption expense	1,997,165	4,076,270	4,028,008	3,444,008
Changes in assets and liabilities:
Prepaid expenses	7,230	12,006	10,741	305,330
Due from sponsor	(114,586)
Account payable	174,892		(310,655)	397,465
Accrued expenses	194,602	464,179	333,516	167,798
Net cash used by operating activities	(547,871)	(1,175,502)	(1,881,326)	(1,175,974)
CASH FLOWS FROM INVESTING ACTIVITIES:
Trust Account withdrawal - redemption	26,688,615	29,638,365	29,638,365	169,088,048
Net cash provided/(used) by investing activities	26,688,615	29,638,365	29,638,365	169,088,048
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Polar Capital Investment payable-related party		750,000	750,000	500,000
Repayment of Working Capital Loans				(177,500)
Return of excess contribution capital to Legacy Sponsor				(49,093)
Due to related party				(24,821)
Redemption of Class A Ordinary Shares	(26,688,615)	(29,638,365)	(29,638,365)	(169,088,048)
Proceeds of Working Capital Loans	520,872		1,115,000	35,000
Capital contribution from Sponsor		415,000
Net cash provided by financing activities	(26,167,743)	(28,473,365)	(27,773,365)	(168,804,462)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(26,999)	(10,502)	(16,326)	(892,388)
Cash, beginning of year	27,720	44,046	44,046	936,434
Cash, end of year	721	33,544	27,720	44,046
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Allocation of Polar Capital Investment payable proceeds to equity instrument		(908,636)	613,640	409,091
Common stock issued for acquisition of company (Note 4)				523,000
Deferred underwriting fees waiver				7,187,357
Accretion of Class A Ordinary Shares to redemption value			1,928,109	1,726,802
Key Mining Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(2,078,123)	(3,603,594)	(4,397,779)	(5,530,199)
Adjustments to reconcile net loss to net cash used by operating activities:
Impairment of mineral interest				375,000
Depreciation	72,533	65,751	93,298	21,414
Stock based compensation				56,758
Loss on disposal of mineral interest	386,643	1,113,357	1,113,357
Common stock units to be issued for officers’ and directors’ fees
Bad debt			10,664
Unrealized foreign exchange loss	(6,845)	(5,736)	4,426	1,768
Changes in assets and liabilities:
Vat receivable	(67,524)	(48,536)	(68,941)	(285,662)
Other receivable			11,936	(22,600)
Contingent receivable		22,600
Prepaid expense and deposits	51,309	(7,760)	30,661	127,515
Accounts payable and accrued liabilities	89,788	382,375	407,653	418,586
Net cash used by operating activities	(1,552,219)	(2,081,543)	(2,794,725)	(4,837,420)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mineral interests				(457,500)
Acquisition of property and equipment		(1,869)	(9,484)	(171,039)
Purchase of certificate of deposit				(1,000,000)
Redemption of certificate of deposit		1,000,000	1,000,000
Cash received in acquisition of company (Note 4)				42,900
Net cash provided/(used) by investing activities		998,131	990,516	(1,585,639)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants, net of issuance costs	946,560	907,083		2,566,500
Proceeds from sale of common stock units to be issued			1,706,997
Proceeds from the exercise of warrants, net of cash issuance costs				2,736,000
Net cash provided by financing activities	946,560	907,083	1,706,997	5,302,500
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	6,845	5,736	(4,426)	(1,766)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(598,814)	(170,593)	(101,637)	(1,122,325)
Cash, beginning of year	650,969	752,606	752,606	1,874,931
Cash, end of year	52,155	582,013	650,969	752,606
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for accounts payable			52,500
Common stock issued for acquisition of company (Note 4)				2,432,500
Stock issuance costs paid with inducement warrants (Note 5)				706,852
Stock options issued for prepaid expense (Note 5)				135,696
Stock options issued for mineral interests				$ 114,566
Warrants issued for placement agent fees (Note 4)	$ 127,975